UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is  not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s Semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Semi-Annual Report

June 30, 2007

Morgan Stanley

Emerging Markets Debt Fund,

Inc.

Morgan Stanley

Investment Management Inc.

Investment Adviser

Morgan Stanley Emerging Markets Debt Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended June 30, 2007, the Morgan Stanley Emerging Markets Debt Fund, Inc. (the “Fund”) had total returns, based on net asset and market value per share of 3.04%, net of fees, and -2.85%, respectively, compared to 0.94% for the J.P. Morgan Emerging Markets Bond Global Index (the “Index”). On June 30, 2007, the closing price of the Fund’s shares on the New York Stock Exchange was $10.22, representing a 8.7% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The performance of the emerging markets debt (EMD) asset class varied during the reporting period but managed to remain in positive territory over the first six months of 2007. During the first quarter of the year, returns rose as benign global growth and inflation expectations, active liability management, and investor inflows further improved the supply/demand dynamics of the asset class. Improving fundamentals and the strong balance of payments position of most emerging market economies also proved supportive. During the second quarter of the year, however, EMD performance waned somewhat as stronger global growth caused G3 (U.S., Europe and Japan) interest rates to rise.

•  Concerns over the sub-prime mortgage problems in the U.S., coupled with the failure of two Bear Stearn’s mortgage-related hedge funds late in the period, prompted some investors to exit riskier asset classes in favor of U.S. Treasuries. However, the softness in emerging market bond prices during the late spring was attributed to the considerable rise in U.S. Treasury yields over the period, which was largely driven by the market’s evolving expectations of potential interest rate increases in the U.S., Europe and Japan.

•  Credit spreads narrowed slightly early in the year then widened in the latter months of the period. Most of the volatility in EMD spreads was induced by external factors such as rising yields on the long end of the U. S. Treasury curve and fears about the mortgage and high-yield markets, and not factors specific to the EMD market. Despite the spread widening later in the period, spreads on both U.S.-denominated and Euro-denominated EMD remained narrow, helping securities outperform other credit sensitive asset classes.

•  Emerging market (EM) countries’ macro performance continues to surprise on the upside in terms of growth and exports. Emerging markets’ balance of payment surpluses persist, and sovereign reserves and wealth funds continue to grow. EM countries are gradually and prudently allowing fiscal policy to reflect these improved international conditions—a fact which should continue to be supportive for growth. Declining domestic interest rates and a greater fiscal impulse should facilitate an increase in domestic demand and eventually chip away at the large current account surpluses enjoyed by many EM sovereigns. However, we expect sovereign issuers to continue to reduce overall debt as they shift away from hard currency denominated financing and develop and deepen their domestic bond markets.

Management Strategies

•  We continued to maintain the Fund’s overall risk-neutral stance in that we maintained below-Index exposure in terms of spread and interest rate duration but have a more aggressive stance with respect to currency positioning.

•  Our emphasis on local currency denominated securities over external debt during the period proved additive to overall performance as a number of emerging market currencies rallied versus the U.S. dollar and yields in many local bond markets declined. The Fund’s overweights in Argentine, Brazilian, Mexican and Turkish local market securities bolstered relative returns.

•  An underweight to U.S. dollar denominated debt in Argentina and Venezuela proved beneficial as well. Higher beta, lower-quality credits such as Argentina, Ecuador and Venezuela suffered substantial declines in the second quarter of the year.

•  Strong commodity prices reinforced Indonesian commodity exporters’ capacity to pay, which proved beneficial to Indonesian corporate securities, which were overweighted in the Fund during the period.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Overview (unaudited)

Letter to Stockholders (cont'd)

Management Strategies (cont'd)

•  An underweight in Lebanese debt detracted from the Fund’s relative performance as Lebanese bonds recovered somewhat from their poor performance during 2006.

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

July 2007

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Investment Advisory

Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies substantially comparable to the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies substantially comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Investment Advisory

Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the sales commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face
	Amount	Value
	(000)	(000)
DEBT INSTRUMENTS(97.5%)
Argentina (3.8%)
Sovereign (3.8%)
Republic of Argentina
5.83%, 12/31/33	$16,530	$7,385
8.28%, 12/31/33	(f)425	409
Republic of Argentina (Linked Variable Rate)
233.70%, 4/10/49	(a)3,770	1,783
		9,577
Brazil (15.3%)
Corporate (1.8%)
Banco ABN Amro Real S.A.
15.86%, 12/13/07	BRL 3,900	2,061
16.20%, 2/22/10	4,240	2,511
		4,572
Sovereign (13.5%)
Federative Republic of Brazil
8.00%, 1/15/18	$3,144	3,463
8.88%, 10/14/19 - 4/15/24	7,688	9,368
10.50%, 7/14/14	1,740	2,195
11.00%, 8/17/40	1,850	2,429
14.50%, 10/15/09	6,040	7,172
Nota do Tesouro Nacional
6.00%, 5/18/09	BRL 2,000	2,446
10.00%, 1/1/12	13,350	7,081
		34,154
		38,726
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria
8.25%, 1/15/15	$1,699	1,962
Republic of Bulgaria (Registered)
8.25%, 1/15/15	1,490	1,721
		3,683
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c)4,170	4,349
Colombia (2.3%)
Sovereign (2.3%)
Republic of Colombia
7.38%, 9/18/37	2,870	3,193
8.25%, 12/22/14	$1,040	$1,168
11.75%, 2/25/20	1,075	1,594
		5,955
Ecuador (1.0%)
Sovereign (1.0%)
Republic of Ecuador (Registered)
9.38%, 12/15/15	470	419
10.00%, 8/15/30	(d)2,500	2,056
		2,475
Indonesia (3.8%)
Corporate (3.8%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15	(b)(c)1,246	1,065
Tranche B, 6.00%, 4/28/18 Tranche C,	(b)(c)3,413	1,903
Zero Coupon, 4/28/27	(b)(c)6,884	998
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 6.00%, 4/28/15	(b)(c)1,773	1,569
Tranche A, 6.00%, 4/28/15	(b)2,325	2,058
Tranche B, 6.00%, 4/28/18 Tranche C,	(b)(c)2,954	1,647
Zero Coupon, 4/28/27	(b)(c)3,352	469
		9,709
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast
2.50%, 3/31/18	(a)2,045	716
Malaysia (1.0%)
Sovereign (1.0%)
Government of Malaysia
7.50%, 7/15/11	420	449
8.75%, 6/1/09	1,929	2,043
		2,492
Mexico (17.8%)
Corporate (7.1%)
Pemex Project Funding Master Trust
6.63%, 6/15/35	5,000	5,081
6.66%, 6/15/10	(b)(c)4,250	4,371
8.63%, 12/1/23	1,740	2,125
9.13%, 10/13/10	4,040	4,454
9.50%, 9/15/27	1,320	1,776
		17,807
Sovereign (10.7%)
Mexican Bonos
8.00%, 12/17/15	MXN 54,910	5,181
9.50%, 12/18/14	111,250	11,357

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)

	Face
	Amount	Value
	(000)	(000)
Mexico (cont’d)
Sovereign (cont’d)
United Mexican States
6.75%, 9/27/34	$3,679	$3,933
7.50%, 1/14/12	1,700	1,826
8.38%, 1/14/11	4,400	4,785
		27,082
		44,889
Panama (2.5%)
Sovereign (2.5%)
Republic of Panama
7.13%, 1/29/26	1,910	2,044
7.25%, 3/15/15	700	752
9.38%, 4/1/29	1,890	2,514
9.63%, 2/8/11	906	1,019
		6,329
Peru (2.8%)
Sovereign (2.8%)
Republic of Peru
8.38%, 5/3/16	1,150	1,342
8.75%, 11/21/33	3,130	4,069
9.88%, 2/6/15	1,385	1,726
		7,137
Philippines (11.3%)
Sovereign (11.3%)
Republic of Philippines
8.88%, 3/17/15	(h)9,480	10,914
9.00%, 2/15/13	2,240	2,509
9.50%, 2/2/30	11,693	15,273
		28,696
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered)
9.75%, 6/15/30	1,260	1,811
Russia (14.8%)
Corporate (6.0%)
Gaz Capital for Gazprom
8.63%, 4/28/34	3,670	4,589
Gaz Capital S.A.
6.21%, 1/22/16	(c)3,282	3,205
JPMorgan Chase & Co.,
7.00%, 6/28/17	RUB (c)62,000	2,389
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.30%, 5/15/17	$ (c)2,004	$1,967
7.18%, 5/16/13	(c)2,800	2,923
7.18%, 5/16/13	270	282
		15,355
Sovereign (8.8%)
Russian Federation
7.50%, 3/31/30	(c)(d)3,367	3,704
Russian Federation (Registered)
7.50%, 3/31/30	(d)2,866	3,152
11.00%, 7/24/18	5,901	8,203
12.75%, 6/24/28	4,080	7,186
		22,245
		37,600
Trinidad (0.9%)
Corporate (0.9%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36	(c)2,369	2,269
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.38%, 4/25/12	750	804
Turkey (9.4%)
Sovereign (9.4%)
Republic of Turkey
7.00%, 9/26/16	2,920	2,967
11.00%, 1/14/13	2,470	2,975
11.50%, 1/23/12	320	386
11.88%, 1/15/30	1,737	2,671
Zero Coupon,
8/13/08 - 2/4/09	TRY 13,293	8,171
Turkey Government Bond
Zero Coupon, 8/13/08	5,320	6,707
		23,877
Ukraine (0.9%)
Sovereign (0.9%)
Republic of Ukraine
6.58%, 11/21/16	$2,410	2,395

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)

	Face
	Amount	Value
	(000)	(000)
Venezuela (5.4%)
Sovereign (5.4%)
Republic of Venezuela
8.50%, 10/8/14	$1,510	$1,533
9.25%, 9/15/27	2,700	2,822
10.75%, 9/19/13	8,330	9,271
		13,626
TOTAL DEBT INSTRUMENTS (Cost $232,546)		247,115

	No. of
	Warrants
WARRANTS (1.2%)
Argentina (0.6%)
Republic of Argentina, expiring 12/15/35	(e)(f)1,108,801	162
Republic of Argentina, expiring 12/15/35	(e)37,715,134	1,499
		1,661
Mexico (0.1%)
United Mexican States, expiring 9/24/07	(e)3,830	326
Nigeria (0.3%)
Central Bank of Nigeria, expiring 11/15/20	3,000	765
Venezuela (0.2%)
Republic of Venezuela Oil- Linked Payment Obligation, expiring 4/15/20	11,350	426
TOTAL WARRANTS (Cost $968)		3,178

	No of
	Contracts
Put Options Purchased (0.8%)
Brazil (0.2%)
Brazilian Real Put @ $2.00, expiring 5/27/08	(e)14,345,000	537
Turkey (0.6%)
Turkish Lira Put @ $1.36, expiring 5/26/08	(e)14,461,000	1,438
TOTAL OPTIONS PURCHASED (COST $2,208)		1,975

		Value
	Shares	(000)
SHORT-TERM INVESTMENT(0.5%)
United States (0.5%)
Investment Company(0.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,202)	(g)1,202,480	$1,202
TOTAL INVESTMENTS (100.0%) (Cost $236,924)		253,470
LIABILITIES IN EXCESS OF OTHER ASSETS		(6,877)
NET ASSETS		$246,593

(a)	Issuer is in default.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2007.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is ultimate maturity.
(e)	Non-income producing.
(f)	Security was valued at fair value — At June 30, 2007, the Fund held fair valued securities, valued at $571,000, representing 0.2% of net assets.
(g)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(h)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2007. See note A-3 to financial statements.
BRL	Brazilian Real
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira

Options Written:

The Fund had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Put Options Written
Brazilian Real Put @ $2.25, expiring 5/27/08	28,690,000	$(466)	$(349)
Turkish Lira Put @ $1.52, expiring 5/26/08	28,922,000	(1,428)	(1,224)
Total Options Written		$(1,894)	$(1,573)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

*Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

June 30, 2007
(unaudited)
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $235,722)	$252,268
Investment in Security of Affiliated Issuer, at Value (Cost $1,202)	1,202
Cash	1,295
Interest Receivable	5,190
Foreign Currency, at Value (Cost $495)	495
Receivable from Affiliate	1
Due from Broker	@—
Other Assets	22
Total Assets	260,473
Liabilities:
Payable For:
Reverse Repurchase Agreements	8,533
Dividends Declared	3,417
Options Written, at Value (Premiums Received $1,894)	1,573
Investment Advisory Fees	206
Directors’ Fees and Expenses	12
Administration Fees	7
Custodian Fees	5
Other Liabilities	127
Total Liabilities	13,880
Net Assets
Applicable to 22,046,681 Issued and Outstanding $0.01
Par Value Shares (100,000,000 Shares Authorized)	$246,593
Net Asset Value Per Share	$11.19
Net Assets Consist of:
Common Stock	$220
Paid-in Capital	243,636
Undistributed (Distributions in Excess of) Net Investment Income	(2,537)
Accumulated Net Realized Gain (Loss)	(11,613)
Unrealized Appreciation (Depreciation) on Investments, Options Written, Foreign Currency Translations and Futures Contracts	16,887
Net Assets	$246,593

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Financial Statements

Statement of Operations

Six Months Ended
June 30, 2007
(unaudited)
(000)
Investment Income
Interest from Securities of Unaffiliated Issuers	$8,872
Interest from Security of Affiliated Issuer	44
Total Investment Income	8,916
Expenses
Investment Advisory Fees (Note B)	1,238
Interest Expense on Reverse Repurchase Agreements	245
Administration Fees (Note C)	99
Professional Fees	39
Custodian Fees (Note D)	11
Stockholder Reporting Expenses	19
Stockholder Servicing Agent Fees	8
Directors’ Fees and Expenses	4
Other Expenses	15
Total Expenses	1,678
Waiver of Administration Fees (Note C)	(57)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(1)
Expense Offset (Note D)	(1)
Net Expenses	1,619
Net Investment Income (Loss)	7,297
Net Realized Gain (Loss) on:
Investments	4,972
Foreign Currency Transactions	164
Futures	62
Options Written	(123)
Net Realized Gain (Loss)	5,075
Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,928)
Options Written	321
Foreign Currency Translations	16
Futures	(38)
Change in Unrealized Appreciation (Depreciation)	(5,629)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(554)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,743

The accompanying notes are an integral part of the financial statements

Morgan Stanley Emerging Markets Debt Fund, Inc.

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,297	$14,685
Net Realized Gain (Loss)	5,075	8,878
Change in Unrealized Appreciation (Depreciation)	(5,629)	2,023
Net Increase (Decrease) in Net Assets Resulting from Operations	6,743	25,586
Distributions from and/or in Excess of:
Net Investment Income	(6,834)	(16,993)
Total Increase (Decrease)	(91)	8,593
Net Assets:
Beginning of Period	246,684	238,091
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(2,537) and $(3,000), respectively)	$246,593	$246,684

The accompanying notes are an integral part of the financial statements

Morgan Stanley Emerging Markets Debt Fund, Inc.

Financial Statements

Statement of Cash Flows

Six Months Ended
June 30, 2007
(unaudited)
(000)

Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$56,868
Purchases of Long-Term Investments	(59,896)
Net (Increase) Decrease in Short-Term Investments	5,479
Net (Increase) Decrease in Foreign Currency Holdings	(495)
Net Realized Gain (Loss) for Foreign Currency Translations	164
Net Realized Gain (Loss) on Futures Contracts	63
Net Realized Gain (Loss) on Options Written	(123)
Net Investment Income	7,297
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	608
Net Increase (Decrease) in Payables Related to Operations	44
Accretion/Amortization of Discounts and Premiums	(162)
Net Cash Provided (Used) by Operating Activities	9,847
Cash Flows from Financing Activities:
Cash Received for Reverse Repurchase Agreements	26,980
Cash Paid for Reverse Repurchase Agreements	(27,689)
Cash Distributions Paid	(7,844)
Net Cash Provided (Used) for Financing Activities	(8,553)
Net Increase (Decrease) in Cash	1,294
Cash at Beginning of Period	1
Cash at End of Period	$1,295

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios

	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.19		$10.80	$10.39	$10.24	$8.45	$8.25
Net Investment Income (Loss)†	0.33		0.67	0.91	0.83	0.77	0.67
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.49	0.44	0.19	1.77	0.19
Total from Investment Operations	0.31		1.16	1.35	1.02	2.54	0.86
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.77)	(0.94)	(0.87)	(0.75)	(0.66)
Net Asset Value, End of Period	$11.19		$11.19	$10.80	$10.39	$10.24	$8.45
Per Share Market Value, End of Period	$10.22		$10.84	$10.88	$9.61	$9.76	$7.55

TOTAL INVESTMENT RETURN:
Market Value	(2.85	)%**	7.38%	23.98%	7.95%	40.21%	11.11%
Net Asset Value (1)	3.04	%**	11.66%	13.83%	11.24%	31.44%	11.54%
RATIOS, SUPPLEMENTAL DATA:

Net Assets, End of Period (Thousands)	$246,593		$246,684	$238,091	$229,044	$225,784	$186,308
Ratio of Expenses to Average Net Assets(2)	1.31	%*	1.34%	1.36%	1.22%	1.25%	1.34%
Ratio of Expenses Excluding Interest Expense to Average Net Assets	1.11	%*	1.16%	1.16%	1.16%	1.20%	1.29%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	5.89	%*	6.12%	8.58%	8.18%	8.04%	8.11%
Portfolio Turnover Rate	21	%**	44%	50%	118%	187%	149%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.36	%*	1.38%	1.41%	1.23%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	5.85	%*	6.08%	8.53%	8.17%	N/A	N/A

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†	Per share amounts are based on average shares outstanding.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements

Morgan Stanley Emerging Markets Debt Fund, Inc. (the “Fund”) was incorporated in Maryland on May 6, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in debt securities of government and government-related issuers located in emerging market countries and of entities organized to restructure outstanding debt of such issuers.

A.               Accounting Policies:    The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation:    Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements:    The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3.              Reverse Repurchase Agreements:    The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At June 30, 2007, the Fund had reverse repurchase agreements outstanding with Lehman Brothers as follows:

Maturity in
less than
365 Days

Value of Securities Subject to Repurchase	$8,466,000
Liability Under Reverse Repurchase Agreement	$8,533,000
Weighted Average Days to Maturity	45.87

The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2007 was approximately $5,210,000 at a weekly weighted average interest rate of 4.64%.

4.              Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Such investments may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

5.              Derivatives:    The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured products. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Cross Currency Hedges:   The Fund may enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s obligations under a forward or futures contract with the value of securities denominated in a particular currency. For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Fund’s securities are not denominated.

Foreign Currency Exchange Contracts:   The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Purchased & Written Options:    The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Fund may purchase call and put options on its securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
	(000)	(000)
Options Outstanding — January 1, 2007	—	$—
Options Written	114,323	2,755
Options Terminated in Closing Purchase Transactions	(56,711)	(861)
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — June 30, 2007	57,612	$1,894

Structured Securities:    The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Futures: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Over-the-Counter Trading: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and ask prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

6.              New Accounting Pronouncements:    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

7.              Other:    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B.    Investment Advisory Fees:    Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund’s average weekly net assets.

C.    Administration Fees:    MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Agreement, the administration fee is 0.08% of the Fund’s average daily net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended June 30, 2007, $57,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JP Morgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee.

D.    Custodian Fees:    JP Morgan Chase Bank, N.A. (the “Custodian”) and its affiliates serve as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Federal Income Taxes:    It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. The Fund adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2006 and 2005 were as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
(000)		(000)
	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$16,993	$—	$20,814	$—

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of income, gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, paydown adjustments, defaulted bonds and expired capital loss carryover, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$2,650	$32,780	$(35,430)

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary Income	Long-term Capital Gain
(000)	(000)
$80	$—

At June 30, 2007, the U.S. Federal income tax cost basis of securities was approximately $236,924,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,546,000 of which $20,889,000 related to

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

appreciated securities and $4,343,000 related to depreciated securities.

At December 31, 2006, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $16,593,000 available to offset future capital gains, of which $13,135,000 will expire on December 31, 2007 and $3,458,000 will expire on December 31, 2009. At December 31, 2006, the Fund had expired capital loss carryforward for U.S. Federal income tax purposes of approximately $33,193,000. During the year ended December 31, 2006, the Fund utilized capital loss carryforward for U.S. Federal income tax purposes of approximately $9,274,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital, currency and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2006, the Fund deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $83,000.

F.     Contractual Obligations:   The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Security Transactions and Transactions with Affiliates:   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $1,000 relating to the Fund’s investment in the Liquidity Fund. Income distributions earned by the Fund are recorded as interest from affiliates in the Statement of Operations and totaled $44,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $21,898,000 and $20,696,000, respectively.

During the six months ended June 30, 2007, the Fund made purchases and sales totaling approximately $59,896,000 and $53,907,000 respectively, of investment securities other than long-term U.S. Government securities, purchased options and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

H.    Other:   These investments may be traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Assets and Liabilities and the differences could be material.

On June 19, 2007 the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $0.1550 per share, derived from net investment income, payable on July 13, 2007, to stockholders of record on June 29, 2007.

On June 19, 2007, the Directors approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of the purchase.

I.      Supplemental Proxy Information:    On June 19, 2007, an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withhold

Frank L. Bowman	17,037,460	380,828
James F. Higgins	17,057,494	360,794
Manuel H. Johnson	17,055,444	362,844

J.     Subsequent Event:    On July 1, 2007, the Stockholder Servicing Agent changed from American Stock Transfer & Trust Company to Computershare Trust Company, N.A. Requests for information or any correspondence concerning the Dividend Reinvestment and Cash Purchase Plan after July 1, 2007 should be directed to Computershare Trust Company, N.A. P.O. Box 43010, Providence, Rhode Island 02940-3010, 1 (800) 231-2608.

Morgan Stanley Emerging Markets Debt Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/im.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling 1(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, quarterly, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Debt Fund, Inc.

American Stock Transfer & Trust Company

Dividend Reinvestment and Cash Purchase Plan

59 Maiden Lane

New York, New York 10030

Morgan Stanley Emerging Markets Debt Fund, Inc.

Morgan Stanley Institutional Closed End Funds An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•                             We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•                             We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                             We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                             We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•                             If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Morgan Stanley Institutional Closed End Funds An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Emerging Markets Debt Fund, Inc

Directors
Michael E. Nugent	J. David Germany
Vice President
Frank L. Bowman
Dennis F. Shea
Michael Bozic	Vice President

Kathleen A. Dennis	Amy R. Doberman
Vice President
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	James W. Garrett
Treasurer and Chief Financial Officer
Michael F. Klein
Carsten Otto
W. Allen Reed	Chief Compliance Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer
Officers
Michael E. Nugent	Mary E. Mullin
Chairman of the Board and Director	Secretary

Ronald E. Robison
President and Principal Executive Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10030

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 231-2608 or visit our website at www.morganstanley.com/im.

© 2007 Morgan Stanley
CEMSDSAN IU07-03052I-Y06/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

None

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 9, 2007